Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Revenue	€ 42,522	€ 42,270	€ 42,238
External purchases	(17,973)	(17,691)	(17,860)
Other operating income	783	604	720
Other operating expenses	(700)	(789)	(599)
Labor expenses	(9,917)	(8,490)	(8,494)
Operating taxes and levies	(1,926)	(1,924)	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	2,507	228	277
Restructuring costs	(331)	(25)	(132)
Depreciation and amortization of fixed assets	(7,074)	(7,134)	(7,110)
Depreciation and amortization of financed assets	(84)	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,481)	(1,384)	(1,274)
Reclassification of translation adjustment from liquidated entities	0		12
Impairment of goodwill	(3,702)		(54)
Impairment of fixed assets	(17)	(30)	73
Impairment of right-of-use assets	(91)	(57)	(33)
Share of profits (losses) of associates and joint ventures	3	(2)	8
Operating income	2,521	5,521	5,930
Cost of gross financial debt excluding financed assets	(829)	(1,099)	(1,108)
Interests on debts related to financed assets	(1)	(1)	(1)
Gains (losses) on assets contributing to net financial debt	(3)	(1)	5
Foreign exchange gain (loss)	65	(103)	76
Interests on lease liabilities	(120)	(120)	(129)
Other net financial expenses	106	11	15
Effects resulting from BT stake			(119)
Finance costs, net	(782)	(1,314)	(1,261)
Income taxes	(962)	848	(1,447)
Consolidated net income	778	5,055	3,222
Net income attributable to owners of the parent company	233	4,822	3,004
Non-controlling interests	€ 545	€ 233	€ 218
Earnings per share [abstract]
Net income - basic (in euros per share)	€ 0.002953	€ 1.72	€ 1.03
Net income - diluted (in euros per share)	€ 0.002952	€ 1.71	€ 1.02